Summary of Significant Accounting Policies (Tables)	3 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of useful life of property and equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets:

• Laboratory equipment	5-7 years
• Computer equipment and software	3 years
• Leasehold improvements	shorter of asset’s useful life or remaining term of lease
• Furniture and fixtures	5 years
• Office equipment	5 years